CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Contributed Equity [Member]	Share Based Payments Reserve [Member]	Foreign Currency Translation Reserve [Member]	Accumulated Losses [Member]
Balance at Jun. 30, 2015	$ 1,793,191	$ 24,908,762	$ 72,471	$ 317,222	$ (23,505,264)
Net loss for the year	(279,633)	0	0	0	(279,633)
Exchange differences arising on translation of foreign operations	(57,902)	0	0	(57,902)	0
Total comprehensive loss for the year	(337,535)	0	0	(57,902)	(279,633)
Share based payments	(72,471)	0	(72,471)	0	0
Balances at Jun. 30, 2016	1,383,185	24,908,762	0	259,320	(23,784,897)
Net loss for the year	(2,639,428)	0	0	0	(2,639,428)
Exchange differences arising on translation of foreign operations	58,802	0	0	58,802	0
Total comprehensive loss for the year	(2,580,626)	0	0	58,802	(2,639,428)
Issue of shares	3,840,034	3,840,034	0	0	0
Share issue costs	(236,003)	(236,003)	0	0	0
Share based payments	861,973	0	861,973	0	0
Balances at Jun. 30, 2017	3,268,563	28,512,793	861,973	318,122	(26,424,325)
Net loss for the year	(9,957,817)	0	0	0	(9,957,817)
Exchange differences arising on translation of foreign operations	(249,205)	0	0	(249,205)	0
Total comprehensive loss for the year	(10,207,022)	0	0	(249,205)	(9,957,817)
Issue of shares	12,304,000	12,304,000	0	0	0
Exercise of options	187,525	324,271	(136,746)	0	0
Share issue costs	(657,716)	(657,716)	0	0	0
Share based payments	1,172,164	0	1,172,164	0	0
Balances at Jun. 30, 2018	$ 6,067,514	$ 40,483,348	$ 1,897,391	$ 68,917	$ (36,382,142)